Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets

12.  Intangible assets

Turkcell

The carrying amounts of 2G, 3G and 4.5G licenses are TL 103,460, TL 320,599 and TL 3,320,721, respectively (31 December 2019: TL 149,443, TL 359,071 and TL 3,723,232, respectively).

lifecell

lifecell owns nine activity licenses: a technology neutral license, issued for 3G, one license for international and long-distance calls and seven PSTN licenses for seven regions in Ukraine. As of 31 December 2020, lifecell owns twenty frequency use licenses for IMT (LTE-2600, LTE-1800, LTE-900), IMT-2000 (UMTS), GSM-900, GSM-1800, and microwave Radiorelay and Broadband Radio Access, which are regional and national. Additionally, lifecell holds a specific number range — three NDC codes for mobile network, twenty-eight permissions on a number resource for short numbers, ten permissions on a number resource for SS-7 codes (six regional and four international), one permission on a number resource for Mobile Network Code, eight permissions on a number resource for local ranges for PSTN licenses, two permissions on service codes for alternative routing selection for international and long-distance fixed telephony, and one permission on a code for global telecommunication service “800”. The carrying amount of lifecell’s licenses is TL 1,217,173 (31 December 2019: TL 1,254,713).

							Acquisition
					Impairment		through	Effects of	Balance at
	Balance at				expenses/	Disposal of	business	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	(reversals)	subsidiaries	combinations	exchange rates	2020
Telecommunication licenses	9,132,617	695	(32,445)	10,110	—	—	—	77,756	9,188,733
Computer software	10,133,924	1,621,210	(31,808)	107,819	—	(10,164)	—	14,846	11,835,827
Transmission line software	74,379	14,120	—	—	—	—	—	—	88,499
Central betting system operating right	12,426	—	—	—	—	(12,426)	—	—	—
Indefeasible right of usage	117,618	9,709	—	32,668	—	—	—	—	159,995
Brand name	7,740	1,518	—	—	—	—	—	225	9,483
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill (*)	32,834	—	—	—	—	—	7,176	—	40,010
Subscriber acquisition cost	3,248,859	1,573,606	(37,307)	—	—	—	—	2,695	4,787,853
Other	93,942	20,968	(388)	39	—	—	71,652	530	186,743
Construction in progress	13,452	134,089	(712)	(145,795)	—	—	—	108	1,142
Total	22,883,303	3,375,915	(102,660)	4,841	—	(22,590)	78,828	96,160	26,313,797

Accumulated amortization
Telecommunication licenses	3,632,968	636,749	(28,052)	(7,700)	—	—	—	19,238	4,253,203
Computer software	6,290,133	1,023,203	(24,295)	—	18,460	(10,164)	—	6,857	7,304,194
Transmission line software	71,602	7,471	—	—	—	—	—	—	79,073
Central betting system operating right	12,375	—	—	—	—	(12,375)	—	—	—
Indefeasible right of usage	40,420	8,854	—	7,700	—	—	—	—	56,974
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	12,648	437	—	—	—	—	—	—	13,085
Subscriber acquisition cost	1,447,606	721,637	(37,307)	—	—	—	—	1,819	2,133,755
Other	60,449	38,158	(107)	—	—	—	—	189	98,689
Total	11,575,241	2,436,509	(89,761)	—	18,460	(22,539)	—	28,103	13,946,013

Net book amount	11,308,062	939,406	(12,899)	4,841	(18,460)	(51)	78,828	68,057	12,367,784

(*)On 13 May 2019, Turkcell signed a share purchase agreement to acquire 100% of the shares of Yaani (formerly "NTENT Netherlands BV"). The transfer of legal shares was completed on 14 May 2019. The acquisition date has been determined as 1 June 2020. The total consideration transferred amounting to USD 12,310 (TL 78,828) has been accounted for under ‘Goodwill’ in the 30 June 2020 financial statements. In accordance with a purchase price allocation report prepared by qualified external experts, total acquisition amount has been allocated to ‘Intangible assets’ amounting to USD 10,472 (TL 71,652), ‘Deferred tax assets’ amounting to USD 2,618 (TL 17,913) and ‘Goodwill’ amounting to TL 7,176. Management worked closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model.

							Balance at
	Balance at					Effects of movements	31 December
Cost	1 January 2019	Additions	Disposals	Transfers	Impairment	in exchange rates	2019
Telecommunication licenses	8,722,998	8,871	(17,035)	29,161	—	388,622	9,132,617
Computer software	8,539,038	1,441,780	(44,952)	89,729	—	108,329	10,133,924
Transmission line software	73,139	1,240	—	—	—	—	74,379
Central betting system operating right	11,981	445	—	—	—	—	12,426
Indefeasible right of usage	117,618	—	—	—	—	—	117,618
Brand name	7,040	700	—	—	—	—	7,740
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Subscriber acquisition cost	2,034,053	1,232,539	(39,496)	—	—	21,763	3,248,859
Other	50,005	50,334	(61)	(8,972)	—	2,636	93,942
Construction in progress	18,007	85,202	—	(96,991)	(585)	7,819	13,452
Total	19,622,225	2,821,111	(101,544)	12,927	(585)	529,169	22,883,303

Accumulated amortization
Telecommunication licenses	2,948,235	611,197	(17,035)	—	17	90,554	3,632,968
Computer software	5,481,895	768,238	(41,214)	7,770	1,902	71,542	6,290,133
Transmission line software	67,017	4,585	—	—	—	—	71,602
Central betting system operating right	12,074	301	—	—	—	—	12,375
Indefeasible right of usage	31,855	8,565	—	—	—	—	40,420
Brand name	7,040	—	—	—	—	—	7,040
Customer base	12,211	437	—	—	—	—	12,648
Subscriber acquisition cost	974,200	495,861	(39,496)	—	—	17,041	1,447,606
Other	37,526	29,032	(61)	(7,940)	36	1,856	60,449
Total	9,572,053	1,918,216	(97,806)	(170)	1,955	180,993	11,575,241

Net book amount	10,050,172	902,895	(3,738)	13,097	(2,540)	348,176	11,308,062

Amortization expenses for the years ended 31 December 2020, 2019 and 2018 amounting to TL 2,454,969, TL 1,920,756 and TL 1,580,319, respectively include impairment losses and are recognized in cost of revenue. Impairment losses on intangible assets for the years ended 31 December 2020, 2019 and 2018 are TL 18,460, TL 2,540 and TL 3,232, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 244,204 for the year ended 31 December 2020 (31 December 2019: TL 206,064). The amortization expenses related to capitalized software development costs for the years ended 31 December 2020, 2019 and 2018 amounting to TL 46,601, TL 47,591 and TL 40,934, respectively are recognized in cost of revenue.